Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative	$ (18,101)	¥ (132,126)	¥ (55,853)	¥ (155,445)
Total operating expenses	(60,485)	(441,497)	(351,145)	(900,765)
Foreign exchange related gains, net	103	(323)	(102)	(903)
Loss before income taxes	(23,073)	(168,417)	(187,339)	(914,399)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(45,155)	(329,606)	(329,289)	(1,039,444)
Foreign currency translation adjustment, net of nil tax	(7,516)	(54,865)	(54,668)	(231,844)
Total comprehensive loss attributable to Qutoutiao Inc.	(30,467)	(222,395)	(239,981)	(1,146,611)
Parent Company [Member]
Operating expenses:
General and administrative	(1,854)	(13,535)	(47,078)	(77,185)
Total operating expenses	(1,854)	(13,535)	(47,078)	(77,185)
Loss from operations	(1,854)	(13,535)	(47,078)	(77,185)
Investment gains	7	53	1,408	585
Interest expense	(27,559)	(201,158)	(185,794)	(468,358)
Foreign exchange related gains, net	20	143	(14)	(220)
Other expenses, net	(235)	(1,716)	(33)	(42)
(Loss)/gain from subsidiaries and VIEs	6,670	48,683	46,198	(369,547)
Loss before income taxes	(22,951)	(167,530)	(185,313)	(914,767)
Net loss	(22,951)	(167,530)	(185,313)	(914,767)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(22,204)	(162,076)	(143,976)	(124,677)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(45,155)	(329,606)	(329,289)	(1,039,444)
Net loss	(22,951)	(167,530)	(185,313)	(914,767)
Foreign currency translation adjustment, net of nil tax	(7,516)	(54,865)	(54,668)	(231,844)
Total comprehensive loss attributable to Qutoutiao Inc.	$ (30,467)	¥ (222,395)	¥ (239,981)	¥ (1,146,611)